Business combination (Tables)	12 Months Ended
Mar. 31, 2022
Business Combinations [Abstract]
Summary of Final Purchase Price Allocation of Assets Acquired and Liabilities Assumed

The following table summarizes the final purchase price allocation of the Sprout Foods assets acquired and liabilities assumed at the acquisition date

Fair value recognized
on acquisition
Assets acquired
Cash and cash equivalents	$2,862,758
Trade receivables	2,062,773
Inventories	7,705,273
Prepaid expenses and other current assets	178,229
Property and equipment	140,619
Right-of-use asset	892,472
Tradenames	22,364,000
Other assets	5,550,279
41,756,403
Liabilities assumed
Trade and other payables	$5,163,813
Lease liability	892,472
Promissory note	11,446,356
17,502,641
Total identifiable net assets at fair value	24,253,762
Non-controlling interest measured at fair value (49.9%)	(23,497,694)
Goodwill arising on acquisition	22,839,437
Purchase price	$23,595,505
Consist of:
Cash	$6,000,000
Common shares issued, at fair value	17,595,505
Total consideration	$23,595,505

Note:	As part of the acquisition of Sprout, net deferred tax assets of $15,251,439 were acquired for which a full valuation allowance was recognized.

Schedule of Unaudited Pro forma Information

The following unaudited pro forma information for the years ended March 31, 2021, represents the results of operations of the Corporation as if the acquisition of Sprout Foods had occurred on April 1, 2020. This pro forma information does not purport to be indicative of the results that would have occurred for the periods presented or that may be expected in the future.

March 31,
(unaudited)	2021
Total revenues	53,823,888
Net loss	(150,267,710)